Employee Benefit Plans and Non-Qualified Plans - Summary of Combined Balance Sheets Impact Associated with the Company's Single Employer Defined Benefit Plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Other assets and deferred charges	$ 546		$ 554
Accumulated benefit obligations	18,078		22,112
Non-U.S. Qualified Defined Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	3,512	$ 3,512	3,139
Service cost	106	106	102	$ 118
Interest cost	137	137	129	130
Benefits paid		(99)	(79)
Actuarial loss (gain)		(22)	170
Currency translation and other		247	51
Benefit obligation at end of year		3,881	3,512	3,139
Fair value of plan assets at beginning of year	3,391	3,391	3,056
Actual return on plan assets		290	198
Company contributions		166	165
Benefits paid		(99)	(79)
Currency translation and other		245	51
Fair value of plan assets at end of year	3,993	3,993	3,391	3,056
Funded (unfunded) status	112	112	(121)
Other assets and deferred charges		112
Other liabilities			(121)
Total assets and liabilities		112	(121)
Net actuarial losses		1,449	1,632
Prior service cost		40	42
Net asset at transition, other		(20)	(21)
Deferred taxes		(397)	(446)
Total accumulated other comprehensive loss, net of tax		1,072	1,207
Net amount recognized at December 31,		1,184	1,086
Accumulated benefit obligations		3,881	3,512
Non Qualified Supplemental Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	18,600	18,600	20,313
Interest cost	$ 621	621	719	708
Benefits paid		(1,710)	(2,484)
Actuarial loss (gain)		(3,314)	52
Benefit obligation at end of year		14,197	18,600	$ 20,313
Company contributions		1,710	2,484
Benefits paid		(1,710)	(2,484)
Funded (unfunded) status		(14,197)	(18,600)
Accrued compensation and employee benefits		(1,547)	(2,211)
Other liabilities		(12,650)	(16,389)
Total assets and liabilities		(14,197)	(18,600)
Net actuarial losses		6,078	9,721
Deferred taxes		(2,670)	(3,592)
Total accumulated other comprehensive loss, net of tax		3,408	6,129
Net amount recognized at December 31,		(10,789)	(12,471)
Accumulated benefit obligations		$ 14,197	$ 18,600